Taxation (Tables)	6 Months Ended
Jun. 30, 2021
Major components of tax expense (income) [abstract]
Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate
The Santander UK group’s effective tax rate for H121 was 27.2% (H120: 23.6%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate of the Company as follows:

	Half year to	Half year to(1)
	30 June 2021	30 June 2020
	£m	£m
Profit from continuing operations before tax	751	148
Tax calculated at a tax rate of 19% (H120: 19%)	143	28
Bank surcharge on profits	49	6
Non-deductible preference dividends paid	6	3
Non-deductible UK Bank Levy	14	6
Other non-deductible costs and non-taxable income	12	3
Effect of change in tax rate on deferred tax provision	12	6
Tax relief on dividends in respect of other equity instruments	(32)	(13)
Adjustment to prior year provisions	—	(4)
Tax on profit from continuing operations	204	35
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 33.